Property, Plant and Equipment - Summary of Carrying Values of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 823,192	$ 789,324
Accumulated depreciation	(513,901)	(478,695)
Net property, plant and equipment	309,291	310,629
Depreciation expense	47,200	46,600	$ 43,700
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	28,462	29,235
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	136,230	135,154
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	499,400	483,773
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	123,909	112,888
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 35,191	$ 28,274